Discontinued Operations - Summary of Revenues and Expenses from Discontinued Operations (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Service revenues			$ 0.4	$ 104.3	$ 127.6
Operating costs and expenses
Operating expenses			0.9	98.7	112.4
Selling, general and administrative			0.3	6.9	5.6
Depreciation and amortization			0.3	5.9	22.2
Gain on disposal of assets			(0.4)	0.0	(0.9)
Asset impairment			0.0	22.4	81.2
Total expenses			1.1	133.9	220.5
Other (expense) income
Interest expense			0.0	0.0	(0.9)
Total other (expense) income			0.0	0.0	(0.9)
Loss from discontinued operations before income tax	$ 0.0	$ (0.7)	(0.7)	(29.6)	(93.8)
Tax benefit	0.0	1.0	1.0	7.1	4.6
Discontinued operations, net	$ 0.0	$ 0.3	$ 0.3	$ (22.5)	$ (89.2)